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[MetLife Letterhead]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166-0005


ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

September 4, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Metropolitan Life Variable Annuity Separate Account II
       File No. 811-08628

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2019 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Variable Annuity Separate Account II of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452;

The Semi-Annual Reports  for certain portfolios  of AB Variable  Products Series
Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

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The Semi-Annual Reports for certain  portfolios of Legg Mason Partners  Variable
Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128;

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310; and

The Semi-Annual Reports for certain portfolios of MFS(R) Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

Sincerely,


/s/ Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company